Condensed Financial Information Of Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	1,125,048	627,436	96,159
Prepaid expenses and other current assets	1,244	7,832	1,200
Amounts due from subsidiaries	1,093,781	1,393,817	213,612
Total current assets	2,220,073	2,029,085	310,971
Non-current assets
Other non-current assets	26,849	23,705	3,633
Total non-current assets	26,849	23,705	3,633
TOTAL ASSETS	2,246,922	2,052,790	314,604

LIABILITIES AND SHAREHOLDERS’ DEFICIT
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	6,942	10,822	1,659
Total current liabilities	6,942	10,822	1,659
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	2,970,297	3,249,408	497,994
Other non-current liabilities	7,834	4,029	617
Total non-current liabilities	2,978,131	3,253,437	498,611
TOTAL LIABILITIES	2,985,073	3,264,259	500,270

SHAREHOLDERS’ DEFICIT
Class A ordinary shares (par value of US$0.00005, 796,062,195 shares authorized; 1,830,183 and 1,978,621 shares issued as of December 31, 2019 and December 31, 2020, respectively; 1,728,006 and 1,792,560 shares outstanding as of December 31, 2019 and 2020, respectively)	1	1	—
Class B ordinary shares (par value of US$0.00005, 826,389 shares authorized; 826,389 and 826,389 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	—	—	—
Class C ordinary shares (par value of US$0.00005, 203,111,416 shares authorized; 4,258,686 and 4,110,248 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	1	1	—
Treasury stock	—	—	—
Additional paid-in capital	2,363,999	2,367,168	362,784
Accumulated other comprehensive income	142,435	96,490	14,788
Accumulated deficit	(3,244,587)	(3,675,129)	(563,238)
TOTAL SHAREHOLDERS’ DEFICIT	(738,151)	(1,211,469)	(185,666)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	2,246,922	2,052,790	314,604

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of revenues	(475)	(317)	(163)	(25)
Gross profit	(475)	(317)	(163)	(25)
Operating expenses
Sales and marketing expenses	(820)	(674)	(14,278)	(2,188)
General and administrative expenses	(15,335)	(22,850)	(61,500)	(9,425)
Total operating expenses	(16,155)	(23,524)	(75,778)	(11,613)
Loss from operations	(16,630)	(23,841)	(75,941)	(11,638)
Interest income	33,525	38,331	14,880	2,280
Profit/(loss) before income tax expenses	16,895	14,490	(61,061)	(9,358)
Income tax expenses	—	—	—	—
Loss from investment in subsidiaries	(943,781)	(409,307)	(369,481)	(56,625)
Net loss	(926,886)	(394,817)	(430,542)	(65,983)

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands)

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net loss	(926,886)	(394,817)	(430,542)	(65,983)
Other comprehensive income/(loss), net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	127,586	23,608	(45,945)	(7,041)
Total comprehensive loss	(799,300)	(371,209)	(476,487)	(73,024)

.ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(926,886)	(394,817)	(430,542)	(65,983)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation	3,851	2,970	29,748	4,559
Loss from investment in subsidiaries	1,032,235	413,496	279,111	42,776
Amounts due to subsidiaries	(185,537)	(398,587)	(300,036)	(45,983)
Prepaid expenses and other current assets	(19,276)	18,032	(5,635)	(864)
Other non-current liabilities	11,228	(3,394)	(3,805)	(583)
Accrued expenses and other current liabilities	4,231	1,531	3,880	595
Net cash used in operating activities	(80,154)	(360,769)	(427,279)	(65,483)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(814,539)	—	(120,107)	(18,407)
Proceeds from maturity of short-term investments	396,852	436,228	120,107	18,407
Loan to employees	—	(26,849)	—	—
Repayment of loan to employees	—	—	563	86
Net cash (used in)/ generated from investing activities	(417,687)	409,379	563	86
CASH FLOWS FROM FINANCING ACTIVITIES
Amounts due from related parties	245,654	—	—	—
Payment for share repurchase	(33,971)	(31,650)	(26,579)	(4,073)
Proceeds from initial public offering, net of issuance cost of 80,128	1,109,517	—	—	—
Net cash generated from/(used in) financing activities	1,321,200	(31,650)	(26,579)	(4,073)
Effect of exchange rate charges	107,510	21,567	(44,317)	(6,792)
Net increase/(decrease) in cash and cash equivalents	930,869	38,527	(497,612)	(76,262)
Cash and cash equivalents at beginning of the year	155,652	1,086,521	1,125,048	172,421
Cash and cash equivalents at end of the year	1,086,521	1,125,048	627,436	96,159

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(Amounts in thousands, except for share and per share data)

1.	BASIS FOR PREPARATION

The condensed financial information of Sunlands Technology Group has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

2.	INVESTMENTS IN SUBSIDIARIES AND VIES AND VIES' SUBSIDIARIES

The Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries, the VIEs and the VIEs’ subsidiaries were reported using the equity method of accounting. The Company’s share of loss from its subsidiaries, the VIEs and the VIEs’ subsidiaries were reported as equity in earnings of its subsidiaries, the VIEs and the VIEs’ subsidiaries in the condensed statements of operations.

3.	CONVENIENCE TRANSLATION

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from Renminbi (“RMB”) into US dollars as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.5250, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.